Fair Value Measurements (Details) - Schedule of Fair Value on a Recurring Basis Using Level 3 Inputs - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Earnout Liability [Member]
Schedule of Fair Value on a Recurring Basis Using Level 3 Inputs [Line Items]
Balance beginning
Liabilities recognized	33,559
Conversion to Class A Common Stock in the Merger
Change in fair value included in net loss	(29,938)
Balance ending	3,621
PIPE Make-Whole Liability [Member]
Schedule of Fair Value on a Recurring Basis Using Level 3 Inputs [Line Items]
Balance beginning
Liabilities recognized	2,071
Conversion to Class A Common Stock in the Merger
Change in fair value included in net loss	(432)
Balance ending	1,639
Private Warrants and Other Warrants [Member]
Schedule of Fair Value on a Recurring Basis Using Level 3 Inputs [Line Items]
Balance beginning
Liabilities recognized	882
Conversion to Class A Common Stock in the Merger
Change in fair value included in net loss	(46)
Balance ending	836
SAFEs [Member]
Schedule of Fair Value on a Recurring Basis Using Level 3 Inputs [Line Items]
Balance beginning	1,512
Liabilities recognized
Conversion to Class A Common Stock in the Merger	(1,522)
Change in fair value included in net loss	10
Balance ending
SAFEs [Member]
Schedule of Fair Value on a Recurring Basis Using Level 3 Inputs [Line Items]
Balance beginning		1,983
Change in fair value included in net loss		558
Balance ending		$ 2,541